Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Disclosures [Abstract]
Related Party Transactions
The following related party balances existed with joint venture businesses at 31 December:

	€ million	€ million
	2021	2020
Related party balances	Total	Total
Sales to joint ventures	1,060	1,004
Purchases from joint ventures	127	118
Receivables from joint ventures	71	80
Payables to joint ventures	36	43
Loans to joint ventures	241	255
Royalties and service fees	20	21